NATURE OF OPERATIONS AND GOING CONCERN (Details Textual)	12 Months Ended
	Dec. 31, 2014 CAD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2011	Jan. 15, 2000
Nature Of Operation [Line Items]
Investments in and Advances to Affiliates, at Fair Value, Gross Additions		$ 187,200	$ 200,000
Business Combination, Consideration Transferred	$ 263,968
Debt Instrument, Face Amount	$ 831,031
Working Capital Deficiency				$ 175,157	$ 123,608
NAI Interactive Ltd [Member]
Nature Of Operation [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent							100.00%
Cwn China [Member]
Nature Of Operation [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		85.00%	83.00%
Equity Method Investment, Ownership Percentage			83.00%			80.00%
CWN Capital [Member]
Nature Of Operation [Line Items]
Percentage of Equity Issued	23.80%